FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₸ in Millions, ₨ in Millions, ৳ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PKR (₨)	Dec. 31, 2024 KZT (₸)	Sep. 30, 2024 KZT (₸)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 KZT (₸)
Disclosure of detailed information about borrowings [line items]
Utilized	$ 3,348				$ 3,707
Pakistan Mobile Communications Limited - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	270	₨ 75,000,000
Utilized	233	64,800,000
Available	$ 37	₨ 10,200,000
KaR-Tel LLP - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			₸ 15,000	₸ 10,000	33		₸ 15,000
Utilized					22		9,800
Available					11		₸ 5,200
Banglalink Digital Communications Ltd - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount					73	৳ 8,000
Utilized					46	5,000
Available					$ 27	৳ 3,000